Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ (1,410,465)	$ (1,295,163)	$ 2,208,152
Adjustments to reconcile net (loss)/income to net cash (used in)/ provided by operating activities:
Inventory write-downs	128,241	188,268	369,512
Depreciation and amortization	238,599	238,757	221,106
Amortization of right-of-use asset	519,426	509,086	526,546
Loss from disposal of property, plant and equipment	10,889	2,188	5,621
Deferred tax (benefit)/expense	(270,502)	(249,892)	51,780
Foreign currency exchange gains	(56,479)	(227,691)	(562,527)
Changes in operating assets and liabilities:
Accounts receivable	267,028	(500,747)	586,559
Inventories	130,289	(101,220)	2,028,980
Amount due from related parties			478,285
Prepaid expenses and other current assets	412,124	(704,610)	179,619
Other non-current assets	257,086	(77,220)	41,314
Accounts payable	(359,764)	563,226	(2,054,385)
Advance from customers	(66,537)	22,060	113,383
Taxes payable	(2,971)	(340,992)	112,295
Accrued expenses and other current liabilities	(234,550)	(64,258)	(91,373)
Operating lease liabilities	(534,472)	(490,319)	(535,844)
Financing lease liabilities	(46,095)	24
Amount due to related parties			(215,388)
Net cash (used in)/provided by operating activities	(1,018,153)	(2,528,503)	3,463,635
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(327,801)	(156,999)	(153,409)
Prepayment of long-term equipment and mold model		(3,639,312)
Proceed from disposal of property, plant and equipment	943		10,891
Purchase of land	(519,895)
Purchase of intangible asset	(43,737)	(29,476)	(64,364)
Net cash used in investing activities	(890,490)	(3,825,787)	(206,882)
CASH FLOWS FORM FINANCING ACTIVITIES
Proceeds from short-term bank loans			136,784
Repayments of short-term bank loans			(136,784)
Repayments of long-term bank loans		(39,853)	(156,174)
Proceeds from issuance of ordinary shares, net of issuance cost of US$1.65 million		4,665,444
Payment for deferred IPO costs			(596,446)
Capital contribution by shareholder		5,000
Payment made for principal portion of financing lease liabilities		(4,322)
Net cash provided by/(used in) financing activities		4,626,269	(752,620)
Effect of exchange rate changes on cash and restricted cash	(131,648)	(254,847)	(72,458)
Net change in cash and restricted cash	(2,040,291)	(1,982,868)	2,431,675
Cash and restricted cash, beginning of the year	5,734,747	7,717,615	5,285,940
Cash and restricted cash, end of the year	3,694,456	5,734,747	7,717,615
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax		(859,882)	(119,679)
Cash received from income tax refund	246,771		126,413
Cash paid for interest		(228)	(4,986)
Cash paid for operating lease	(571,159)	(575,014)	(601,953)
Cash paid for finance lease	(15,240)	(4,322)
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for operating lease obligations	192,311	137,617	2,263,898
Purchase of intangible assets included in accrued expenses and other liabilities	(43,103)
Purchase of property and equipment included in accrued expenses and other liabilities	(11,418)
Cash, beginning of the year	5,525,430	7,708,310	5,276,432
Restricted cash, beginning of the year	209,317	9,305	9,508
Total cash and restricted cash, beginning of the year	5,734,747	7,717,615	5,285,940
Cash, end of the year	3,685,043	5,525,430	7,708,310
Restricted cash, end of the year	9,413	209,317	9,305
Total cash and restricted cash, end of the year	$ 3,694,456	$ 5,734,747	$ 7,717,615